Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	May 14, 2021 USD ($) shares	Jan. 19, 2021 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Directors $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Oct. 01, 2020 $ / shares shares
Temporary Equity [Line Items]
Proceeds from redeemable convertible preferred stock | $					$ 0	$ 2,333	$ 67,000	$ 30,000
Estimated minimum gross proceeds in a qualified public offering for conversion of temporary equity into permanent equity | $							$ 50,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares		1,420,426	2,637,929	15,624,670
Temporary equity issue price per share | $ / shares		$ 1.6427	$ 1.6427		$ 1.6427		$ 1.6427	$ 1.6427	$ 1.6427
Proceeds from redeemable convertible preferred stock | $		$ 2,300	$ 4,300	$ 25,700
Payment of stock issuance costs for redeemable convertible preferred stock | $		$ 6	$ 200	$ 100
Debt instrument converted into equity number of shares issued				5,485,858
Number of directors entitled to be elected through vote | Directors							2
Temporary equity dividend rate							8.00%
Temporary equity conversion price per share | $ / shares							$ 1.6427
Conversion ratio from temporary equity to permanent equity							1	1
Temporary equity shares redeemable contingently							2,435,016
Series B Redeemable Convertible Preferred Stock [Member] | Obligation To Issue Tranche One [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued									16,842,176
Temporary equity rights to purchase shares forfeited			1,217,506
Series B Redeemable Convertible Preferred Stock [Member] | Obligation To Issue Tranche Two [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued									18,668,438
Temporary equity rights to purchase shares forfeited			3,043,768
Series B Redeemable Convertible Preferred Stock [Member] | Obligation To Issue Additional Shares Tranche Two [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued		1,420,426	2,637,929
Series B Redeemable Convertible Preferred Stock [Member] | Obligation To Issue Additional Shares Tranche Three [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued		1,420,426	2,637,929
Series B Redeemable Convertible Preferred Stock [Member] | Call Tranche Two And Three [Member]
Temporary Equity [Line Items]
Temporary equity stock shares issued during the period shares	39,366,050
Proceeds from redeemable convertible preferred stock | $	$ 64,700
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issue price per share | $ / shares					$ 1.6427		$ 1.6427	$ 1.6427
Number of directors entitled to be elected through vote | Directors							2
Temporary equity dividend rate							8.00%
Temporary equity conversion price per share | $ / shares							$ 1.6427
Conversion ratio from temporary equity to permanent equity							1	1
Common Stock [Member]
Temporary Equity [Line Items]
Number of directors entitled to be elected through vote | Directors							2
Redeemable Convertible Preferred Stock And Common Stock [Member]
Temporary Equity [Line Items]
Number of remainning directors entitled to be eleted through vote | Directors							7